As filed with the Securities and Exchange Commission on July 25, 2013

Securities Act File No. 333-
Investment Company Act File No. 811-22543

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 6

KKR INCOME OPPORTUNITIES FUND

(Exact name of Registrant as specified in Charter)

555 California Street

50th Floor

San Francisco, California 94104

(Address of principal executive offices)

(415) 315-3620

(Registrant’s Telephone Number, including Area Code)

Nicole J. Macarchuk, Esq.

KKR Asset Management LLC

555 California Street

50th Floor

San Francisco, California 94104

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.	Leonard B. Mackey, Jr., Esq.
Kenneth E. Young, Esq.	Clifford R. Cone, Esq.
Dechert LLP	Clifford Chance US LLP
1095 Avenue of the Americas	31 West 52nd Street
New York, NY 10036	New York, NY 10019

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box)

☐ when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed registration statement.

☒  This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-173274.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price (1) (2)	Amount of Registration Fee(2)
Shares of Beneficial Interest	1,287,500 shares	$20.00	$25,750,000	$3,513

(1)   Estimated solely for purposes of calculating the registration fee.

(2)   Includes the underwriters’ over-allotment.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-173274), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents refiled herewith), declared effective on July 25, 2013, are incorporated herein by reference.

PART C - OTHER INFORMATION

ITEM 25.              FINANCIAL STATEMENTS AND EXHIBITS

(1)                             Financial Statements:

The Registrant’s financial statements dated June 19, 2013, notes to the financial statements and report of independent public accountants thereon are incorporated by reference into Part B: Statement of Additional Information.

(2)                                 Exhibits:

(a)(1)                              Certificate of Trust.*

(a)(2)                              Certificate of Amendment to the Certificate of Trust. **

(a)(3)                              Certificate of Amendment to the Certificate of Trust. ***

(a)(4)                              Amended and Restated Declaration of Trust.****

(b)                                             By-Laws.****

(c)                                              Not Applicable.

(d)                                             Not Applicable.

(e)                                              Dividend Reinvestment Plan.****

(f)                                               Not Applicable.

(g)                                              Form of Investment Advisory Agreement.****

(h)(1)                              Form of Underwriting Agreement.*****

(h)(2)                              Form of Master Agreement Among Underwriters.*****

(h)(3)                              Form of Master Selected Dealer Agreement.*****

(h)(4)                              Form of Morgan Stanley & Co. LLC Syndication Fee Agreement.*****

(h)(5)                              Form of Morgan Stanley & Co. LLC Structuring Fee Agreement.*****

(h)(6)                              Form of Citigroup Global Markets Inc. Structuring Fee Agreement.*****

(h)(7)                              Form of UBS Securities LLC Structuring Fee Agreement.*****

(h)(8)                              Form of  Barclays Capital Inc. Structuring Fee Agreement.*****

(h)(9)                              Form of Sales Incentive Fee Agreement.*****

(i)                                                 Not Applicable.

(j)                                                Form of Custodian Agreement.****

(k)(1)                              Form of Transfer Agency Agreement.****

(k)(2)                              Form of Administration Agreement.****

(k)(3)                              Form of Investor Support Services Agreement.****

(k)(4)                              Form of Marketing Agent Agreement.****

(k)(5)                              Form of Fund Accounting Servicing Agreement.*****

(l)                                                 Opinion and Consent of Counsel.±

(m)                                         Not Applicable.

(n)                                             Consent of Independent Registered Public Accounting Firm.±

(o)                                             Not Applicable.

(p)                                             Subscription Agreement.*****

(q)                                             Not Applicable.

(r)(1)                                 Code of Ethics of the Fund.****

(r)(2)                                 Code of Ethics of the Investment Adviser.****

*                                         Incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File Nos. 811- 22543 and 333-173274) filed on April 1, 2011.

**                                  Incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File Nos. 811- 22543 and 333-173274) filed on February 15, 2013.

***                           Incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File Nos. 811- 22543 and 333-173274) filed on June 5, 2013.

****                    Incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File Nos. 811- 22543 and 333-173274) filed on June 21, 2013.

*****             Incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File Nos. 811- 22543 and 333-173274) filed on July 23, 2013.

±                                       Filed herewith.

ITEM 26.              MARKETING ARRANGEMENTS

Reference is made to the Form of Underwriting Agreement for the Registrant’s shares of beneficial interest filed with this amendment to this registration statement.

ITEM 27.              OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Registration fees	$47,843
Exchange listing fees	$30,000
Financial Industry Regulatory Authority fees	$53,112
Promotion	$1,215,000
Printing expenses	$431,736
Accounting fees and expenses	$5,000
Legal fees and expenses	$317,540
Underwriter Expense Reimbursement	$20,000
Miscellaneous	$118,010
Total	$2,120,231

ITEM 28.              PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

No person is directly or indirectly under common control with the Registrant, except that the Registrant may be deemed to be controlled by KKR Fund Holdings L.P., an affiliate of the investment adviser to the Registrant, because immediately prior to this offering, KKR Fund Holdings L.P. will own 100% of the Registrant’s outstanding common shares. Following the completion of this offering, KKR Fund Holdings L.P.’s share ownership is expected to represent less than 1% of the Registrant’s outstanding common shares. KKR Fund Holdings L.P. is a Cayman limited partnership.

ITEM 29               NUMBER OF HOLDERS OF SECURITIES

Title of Class	Number of Record Holders

Common shares, par value $0.001 per share	1

ITEM 30.              INDEMNIFICATION

Reference is made to Article V of the Registrant’s Amended and Restated Declaration of Trust, previously filed as Exhibit (a)(4) to the Registration Statement, which is incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31.              BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A description of the business of the Adviser is set out under the heading “Management of the Fund” in the prospectus which forms a part of this registration statement. A description of any other business, profession, vocation, or employment of a substantial nature in which each managing director, executive officer or partner of the Adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set out below:

Name	Business and Other Connections
Michael McFerran	Chief Financial Officer, KKR Asset Management LLC; Chief Financial Officer and Chief Operating Officer, KKR Financial Holdings LLC
Annette O’Donnell-Butner	Chief Compliance Officer, KKR Asset Management LLC
Nicole Macarchuk	General Counsel, KKR Asset Management LLC; General Counsel and Secretary, KKR Financial Holdings LLC

ITEM 32.              LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1)                                 the Registrant, KKR Income Opportunities Fund, 555 California Street, 50th Floor, San Francisco, California 94104;

(2)                                 the Transfer Agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202;

(3)                                 the Custodian, U.S. Bank, N.A., 1555 N. Rivercenter Dr., Milwaukee, Wisconsin 53212; and

(4)                                 the Adviser, KKR Asset Management LLC, 555 California Street, 50th Floor, San Francisco, California 94104.

ITEM 33.              MANAGEMENT SERVICES

Not Applicable.

ITEM 34.              UNDERTAKINGS

(1)           The Registrant undertakes to suspend offering of Common Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)           Not applicable.

(3)           Not applicable.

(4)           Not applicable.

(5)           The Registrant undertakes that:

(a)  for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

(b) for the purpose of determining any liability under the Securities Act, each post- effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)           The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco in the State of California on the 25th day of July, 2013.

KKR Income Opportunities Fund

By:	/s/ Suzanne Donohoe
Name:	Suzanne Donohoe
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Suzanne Donohoe
Suzanne Donohoe	President and Trustee	July 25, 2013

/s/ Michael E. Cahill
Michael E. Cahill*	Trustee	July 25, 2013

/s/ Tobin V. Levy
Tobin V. Levy*	Trustee	July 25, 2013

/s/ Jeffrey L. Zlot
Jeffrey L. Zlot*	Trustee	July 25, 2013

/s/ Michael R. McFerran
Michael R. McFerran	Treasurer and Chief Financial Officer	July 25, 2013

*By:	/s/ Nicole J. Macarchuk
Nicole J. Macarchuk
as attorney-in-fact

*	Pursuant to power of attorney filed with Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (File Nos. 811-22543 and 333-173274) on June 5, 2013.

SCHEDULE OF EXHIBITS

Exhibit No.	Exhibit
(l)	Opinion and Consent of Counsel
(n)	Consent of Independent Registered Public Accounting Firm